Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2012
Earnings Per Share Disclosure [Line Items]
Shares included in dilutive weighted average share amounts related to equity units	1,300,000	4,000,000	4,500,000
Number of share outstanding	95,493,456			5,800,000
Potentially dilutive shares	400,000	200,000	100,000